Vessel Revenue, net and Voyage Expenses, Income Derived from Charters (Details) $ in Thousands	11 Months Ended
Dec. 31, 2022 USD ($)
Disaggregation of Revenue [Abstract]
Vessel revenues, net of commissions	$ 22,784
Demurrage income	229
Amortization of fair value of above market time charter	308
Amortization of fair value of below market time charter	(146)
Spot Charter [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues, net of commissions	9,236
Time Charters and Pool Agreements [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues, net of commissions	$ 13,548